Related Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party [Abstract]
Short-term employee benefits and costs	$ 7.5	$ 6.2	$ 6.8
Post-employment and other long-term benefits	0.6	0.4	0.5
Stock-based compensation (including DSUs to eligible directors)	12.4	12.3	16.6
Key management personnel compensation	$ 20.5	$ 18.9	$ 23.9